Accounting Policies1	3 Months Ended
Jun. 30, 2011
Business Description and Accounting Policies1 [Text Block]

Note 1. Description of Business and Summary of Significant Accounting Policies

Organization - Our Company was incorporated in the State of Nevada in February 2001 and in 2006, merged with and into Neah Power Washington, and changed our name to Neah Power Systems, Inc. and became the parent corporation of Neah Power Washington. Neah Power Systems, Inc., together with its subsidiary, is referred to as the “Company” “we” “us” or “our”.

Business - We are engaged in the development and sale of renewable energy solutions. Our fuel cells are designed to replace existing rechargeable battery technology in mobile electronic devices and small-scale transportation vehicles. Our long-lasting, efficient and safe power solutions for these devices, such as notebook PCs, military radios, and other power-hungry computer, entertainment and communications products, use our patented, silicon-based design with higher power densities to enable lighter-weight, smaller form-factors and potentially lower costs. We have one operating segment. Our laboratory facilities and corporate office is located in Bothell, Washington.

In May 2011, we announced that we had signed a non-binding letter of intent to acquire privately-held Exigent Security Products, Inc. which markets and develops advanced radiation sensors for use by medical, homeland security, defense and other industries. We believe that this business combination will enable us to combine offerings of fuel cell and radiation detector products in order to provide power for remote and continuous sensor applications. No additional agreements have been entered into since the letter of intent.

Going Concern - The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of our Company as a going concern. Since our inception, we have reported net losses, including losses of approximately $2.9 million during the nine months ended June 30, 2011 and $5.2 million for our fiscal year ended September 30, 2010. We expect losses to continue in the near future as we grow and redeploy our operations. At June 30, 2011, we have a working capital deficit of $5.1 million and an accumulated deficit of $56.4 million. Net cash used by operating activities approximated $560,000 during the nine months ended June 30, 2011 and $1.2 million for our fiscal year ended September 30, 2010. We have funded our operations through sales of our common stock, advances on stock subscriptions and short-term borrowings. In this regard, during the nine months ended June 30, 2011, we raised approximately $304,000 in advances on stock subscriptions, $171,000 through the issuance of debentures, and $127,000 in funding from Series A Preferred Stock (“Series A”) issued. Subsequent to June 30, 2011 we received $25,000 through an issuance of a debenture and approximately $50,000 from an investor in advance for equity or for debt investment.

Investment funds received have not been sufficient to continue to support certain operating activities, which led to postponement in the deployment of our business strategy and the scaling back of research and development activities during the fiscal year ended September 30, 2010. We continue to work with reduced staffing while we focus on raising capital and engaging prospective customers. Without additional funding, our cash is estimated to support our operations only into August 2011. These factors, and those of the preceding paragraph, raise substantial doubt about our ability to continue as a going concern.

We require additional financing to execute our business strategy and to satisfy our near-term working capital requirements. Our operating expenses will consume a material amount of our cash resources. Our management intends to raise additional financing to fund future operations and to provide additional working capital to further fund our growth. We are actively seeking to raise additional capital through the sale of shares of our capital stock. If management deems necessary, we might also seek additional funds through borrowings. There is no assurance that such financing will be obtained in sufficient amounts necessary or on terms favorable or on terms acceptable to us to meet our needs. In the event that we cannot obtain additional funds, on a timely basis or our operations do not generate sufficient cash flow, we may be forced to curtail our development or cease our activities.

The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of this uncertainty.

Basis of Preparation and significant Accounting Policies

Basis of preparation of interim financial statements - The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and note disclosures required by U.S. generally accepted accounting principles for complete financial statements. The accompanying unaudited financial information should be read in conjunction with the audited consolidated financial statements, including the notes thereto, as of and for the fiscal year ended September 30, 2010, included in our Annual Report on Form 10-K filed with the Securities and Exchange Commission. The information furnished in this report reflects all adjustments (consisting of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of our consolidated financial position, results of operations and cash flows for each period presented. The results of operations for the interim period ended June 30, 2011 are not necessarily indicative of the results for any future period.

Use of estimates in the preparation of financial statements - Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The more significant accounting estimates inherent in the preparation of our condensed consolidated financial statements include estimates as to the valuation of our equity related instruments.

Contingencies - Certain conditions may exist as of the date financial statements are issued, which may result in a loss but which will only be resolved when one or more future events occur or not occur. We assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to pending legal proceedings that are pending against us or unasserted claims that may result in such proceedings, we evaluate the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a liability has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in our financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed.

Fair value of financial instruments - We measure our financial assets and liabilities in accordance with generally accepted accounting principles. For certain of our financial instruments, including cash and cash equivalents, notes receivable, accounts payable, notes payable, and accrued liabilities, the carrying amounts approximate fair value due to their short maturities.

Net loss per share - Basic and diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Common stock equivalents are excluded as the effect would be anti-dilutive due to our net losses. The following numbers of shares have been excluded from net loss per share computations:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2011	2010	2011	2010
Convertible Series A Preferred Stock	9,472,340	-	9,472,340	-
Convertible debt	44,965,670	351,337	44,965,670	351,337
Common stock options	21,282,543	5,308,680	21,282,543	5,308,680
Common stock purchase warrants	5,481,119	1,012,774	5,481,119	1,012,774

The convertible debt in this table does not include convertible debt where the price may be calculated using future market prices for our common stock.